SCHEDULE OF DEPRECIATION AND AMORTIZATION (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Revenue Earning Devices
Cost of Goods Sold	$ 1,051,498	$ 530,640
Operating expenses	287,830	132,660
Total Depreciation and Amortization RED	$ 1,339,328	$ 663,300